SCHEDULE OF DISAGGREGATED REVENUE (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total Revenue	$ 496,800	$ 485,580	$ 16,973	$ 726,512	$ 33,946		$ 522,696
Saleof Land [Member]
Total Revenue							496,797
Lease [Member]
Total Revenue							$ 25,899